Tax on Income (Details) - Schedule of income tax expense (benefit) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Income Tax Expense Benefit [Abstract]
Current	$ 16	$ 2
Deferred taxes, net		(5)	(18)
Total	$ 16	$ (3)	$ (18)